Intangible assets - Schedule of Intangible Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	€ 1
Increases	2
Decreases	(1)
Transfer	0
Intangible assets at end of period	1
Gross book value of intangible assets
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	723
Increases	1
Decreases	0
Transfer	0
Intangible assets at end of period	724
Gross book value of intangible assets | Patents
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	65
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	65
Gross book value of intangible assets | Software
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	658
Increases	1
Decreases	0
Transfer	0
Intangible assets at end of period	659
Gross book value of intangible assets | Intangible assets in progress
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	0
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	0
Accumulated depreciation of intangible assets
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	(722)
Increases	0
Decreases	(1)
Transfer	0
Intangible assets at end of period	(722)
Accumulated depreciation of intangible assets | Patents
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	(65)
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	(65)
Accumulated depreciation of intangible assets | Software
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	(657)
Increases	0
Decreases	(1)
Transfer	0
Intangible assets at end of period	€ (657)